Schedule of USA Real Estate Bonds (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Integer	Apr. 30, 2025	Feb. 18, 2025 USD ($)	Dec. 31, 2024 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bond principal	$ 195,000			$ 196,000
Seven Percentage U S A Real Estate Bonds [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of bonds | Integer	0
Bond principal	$ 0		$ 1,000
interest rate	7.00%		7.00%
Maturity year	2031
Twelve Percentage U S A Real Estate Bonds [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of bonds | Integer	4
Bond principal	$ 195,000		$ 195,000
interest rate	12.00%	7.00%	12.00%
Maturity year	2026/27